Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Revenue and Expense Recognized for Advertising Barter Transactions

The amount of revenue and expense recognized for advertising barter transactions is as follows:

	2013	2012	2011
Net revenues	$7,862	$6,798	$7,153
Direct advertising expenses	$3,005	$2,900	$2,766
General and administrative expenses	$4,417	$3,699	$3,524